UTILITY PLANT AND JOINTLY-OWNED FACILITIES	12 Months Ended
Dec. 31, 2014
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UTILITY PLANT AND JOINTLY-OWNED FACILITIES

 UTILITY PLANT AND JOINTLY-OWNED FACILITIES

UTILITY PLANT

The following table shows Utility Plant in Service by major class:

	December 31,
	2014	2013
	Millions of Dollars
Plant in Service:
Electric Generation Plant	$2,388	$1,889
Electric Transmission Plant	898	825
Electric Distribution Plant	1,398	1,298
General Plant	338	312
Intangible Plant - Software Costs(1) (2)	149	141
Electric Plant Held for Future Use	4	3

Total Plant in Service	$5,175	$4,468

Utility Plant under Capital Leases(3)	$667	$638

(1)	Unamortized computer software costs were $31 million as of December 31, 2014, and $39 million as of December 31, 2013.
(2)	The amortization of computer software costs was $17 million in 2014, $14 million in 2013, and $13 million in 2012.
(3)	In 2014, TEP entered into agreements to purchase certain Springerville Coal Handling Facilities leased interests. See Note 5 of Notes to Consolidated Financial Statements.

Utility Plant under Capital Leases

All utility plant under capital leases is used in generation operations and amortized over the primary lease term. See Note 5 of Notes to Consolidated Financial Statements. At December 31, 2014, the utility plant under capital leases includes: 1) Springerville Unit 1; 2) Springerville Common Facilities; and 3) Springerville Coal Handling Facilities. The following table shows the amount of lease expense incurred for generation-related capital leases:

	Year Ended December 31,
	2014	2013	2012
	Millions of Dollars
Lease Expense:
Interest Expense – Included in:
Capital Leases	$10	$25	$34
Operating Expenses – Fuel	1	2	3
Amortization of Capital Lease Assets – Included in:
Operating Expenses – Fuel	6	5	4
Operating Expenses – Amortization	16	15	14

Total Lease Expense:	$33	$47	$55

Utility plant depreciation rates and approximate average remaining service lives based on the most recent depreciation studies available at December 31, 2014, were as follows:

	December 31, 2014
	Annual Depreciation Rate (3)	Average Remaining Life in Years
Major Class of Utility Plant in Service:
Electric Generation Plant(1)	3.31%	22
Electric Transmission Plant	1.48%	32
Electric Distribution Plant(1)	2.08%	35
General Plant(1)	5.48%	11
Intangible Plant(2)	Various	Various

(1)	In June 2013, the ACC issued the 2013 TEP Rate Order that approved a change in depreciation rates which reflects changes in the remaining average useful lives for our generation, distribution, and general plant assets. See Note 2 of Notes to Consolidated Financial Statements.
(2)	The majority of TEP’s investment in intangible plant represents computer software, which is being amortized over its expected useful life of three to five years for smaller application software. For large enterprise software, we use the remaining life depreciation method. At December 31, 2014, remaining lives ranged from one to six years.
(3)	The depreciation rates represent a composite of the depreciation rates of assets within each major class of utility plant.

JOINTLY-OWNED FACILITIES

At December 31, 2014, TEP was a participant in jointly-owned generating stations and transmission systems as follows:

	Ownership Percentage	Plaint in Service	Construction Work in Progress	Accumulated Depreciation	Net Book Value
	Millions of Dollars
San Juan Units 1 and 2	50.0%	$453	$8	$242	$219
Navajo Units 1, 2, and 3	7.5%	153	1	112	42
Four Corners Units 4 and 5	7.0%	104	3	77	30
Luna Energy Facility	33.3%	55	—	2	53
Gila River Unit 3	75.0%	186	—	54	132
Gila River Common Facilities	18.75%	42	—	11	31
Transmission Facilities	Various	371	21	193	199

Total		$1,364	$33	$691	$706

In December 2014, TEP completed the purchase of Gila River Unit 3. TEP jointly owns Gila River Unit 3 with UNS Electric, Inc., an affiliated subsidiary of UNS Energy (UNS Electric). See Note 7 of Notes to Consolidated Financial Statements.

TEP is responsible for its share of operating and capital costs for the above facilities. TEP accounts for its share of operating expenses and utility plant costs related to these facilities using proportionate consolidation.

Springerville Unit 1

At December 31, 2014, TEP owned 24.7% of Springerville Unit 1 and continued to lease the remaining portion of the facility. Effective January 1, 2015, following completion of the purchase of an additional 24.8% leased interest in Springerville Unit 1 and expiration of the lease, TEP has a 49.5% ownership interest in the Springerville Unit 1 generating station and will operate the facility on behalf of third parties, i.e. Wilmington Trust Company and William J. Wade, as Owner Trustee and Co-trustee under a separate trust agreement with each of the remaining two owner participants, Alterna Springerville LLC (Alterna) and LDVF1 TEP LLC (LDVF1) (Alterna and LDVF1, together with the Owner Trustees and Co-trustees, the Third-Party Owners). The Third-Party Owners are responsible for their share of operating and capital costs for the facility. See Note 6 of Notes to Consolidated Financial Statements.

ASSET RETIREMENT OBLIGATIONS

The accrual of AROs is primarily related to generation and photovoltaic assets and is included in Deferred Credits and Other Liabilities on the balance sheets. The following table reconciles the beginning and ending aggregate carrying amounts of ARO accruals on the balance sheets:

	December 31,
	2014	2013
	Millions of Dollars
Beginning Balance	$22	$14
Liabilities Incurred	5	—
Accretion Expense or Regulatory Deferral	1	1
Revisions to the Present Value of Estimated Cash Flows(1)	—	7

Ending Balance	$28	$22

(1)	Primarily related to changes in expected retirement dates of generating facilities.